Revision of Prior Year Financial Statements	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Accounting Changes and Error Corrections [Abstract]
Revision of Prior Year Financial Statements

NOTE 21. Revision of Prior Year Financial Statements

The Company’s corrections of the financial statements as of December 31, 2019 and the year then ended were a result of the adoption of FASB ASU 2016-02 “Leases” (Topic 842) and the implementation of the guidance for a lease that was executed as of April 1, 2019.

In accordance with the guidance provided by the SEC’s Staff Accounting Bulletin 99, Materiality and Staff Accounting Bulletin No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements the Company determined that previously issued financial statements be revised to reflect the correction of these errors.

As a result of the aforementioned correction of accounting errors, the relevant financial statements have been revised as follows:

The following tables summarize the effects of the revisions on the specific items presented in the Company’s historical consolidated financial statements previously included in the Company’s Annual Report for the year ended December 31, 2019:

	December 31, 2019
	As Previously
	Reported	Adjustment	As Revised
Balance Sheet
Other Assets
Operating lease right of use asset, net	$-	$286,163	$286,163
Total Other Assets	17,405,998	286,163	4,763,000
Total Assets	$25,005,152	$286,163	$7,667,771

Current Liabilities
Current portion – operating lease liability	$-	$120,052	$120,052
Total Current Liabilities	14,383,605	120,052	14,503,657
Long-term Liabilities
Operating lease liability, net	-	169,897	169,897
	-	169,897	169,897
Total Liabilities	$14,383,605	$289,949	$14,673,554

Stockholders’ Equity
Accumulated Deficit	$(40,508,231)	$(3,788)	$(40,512,019)
Total Stockholders’ Equity	10,621,547	(3,788)	10,617,764
Total Liabilities and Stockholders’ Equity	$25,005,152	286,163	25,291,315

	For the year ended December 31, 2019
	As Previously
	Reported	Adjustments	As Revised
Statement of Operations
Total Long-term Liabilities
Interest expense	$(691,138)	$(3,788)	$(694,926)
Total other income (expenses)	1,109,576	(3,788)	1,105,788
Loss before income taxes	(5,215,318)	(3,788)	(5,219,106)
Net loss	(5,603,975)	(3,788)	(5,607,763)
Net loss attributable to common stockholders	(6,029,978)	(3,788)	(6,033,766)
Total comprehensive loss	(6,056,963)	(3,788)	(6,060,751)
Comprehensive loss attributable to Company	$(6,056,963)	$(3,788)	$(6,060,751)
Basic and diluted loss per share	$(2.83)	$-	$(2.83)

Statements of Cash Flows
Net loss	$(6,029,978)	$(3,788)	$(6,033,766)
Amortization of right of use asset	-	3,788	3,788
Net Cash Used in Operating Activities	$(2,453,123)	$-	$(2,453,123)

	For the year ended December 31, 2019
	As Previously
	Reported	Adjustments	As Revised
Statement of Stockholders’ Deficit
Net loss	$(6,029,978)	$(3,788)	$(6,033,766)
Accumulated deficit ending balance	$(40,508,231)	$(3,788)	$(40,512,019)
Total stockholders’ equity ending balance	$10,621,547	$(3,788)	$10,617,764

NOTE 17. Revision of Prior Year Financial Statements

The Company’s corrections of the financial statements as of December 31, 2019 and the year then ended were a result of the adoption of FASB ASU 2016-02 “Leases” (Topic 842) and the implementation of the guidance for a lease that was executed as of April 1, 2019.

In accordance with the guidance provided by the SEC’s Staff Accounting Bulletin 99, Materiality and Staff Accounting Bulletin No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements the Company determined that previously issued financial statements be revised to reflect the correction of these errors.

As a result of the aforementioned correction of accounting errors, the relevant financial statements have been revised as follows:

The following tables summarize the effects of the revisions on the specific items presented in the Company’s historical consolidated financial statements previously included in the Company’s Annual Report for the year ended December 31, 2019 and the Company’s Quarterly Reports on Form 10-Q for the periods ended June 30, 2019 and September 30, 2019:

	December 31, 2019
	As Previously Reported	Adjustment	As Revised
Balance Sheet
Other Assets
Operating lease right of use asset, net	$-	$286,163	$286,163
Total Other Assets	17,405,998	286,163	17,692,161
Total Assets	$25,005,152	$286,163	$25,291,313

Current Liabilities
Current portion – operating lease liability	$-	$120,052	$120,052
Total Current Liabilities	14,383,605	120,052	14,503,657
Long-term Liabilities
Operating lease liability, net	-	169,897	169,897
Total Long-term Liabilities	-	169,897	169,897
Total Liabilities	$14,383,605	$289,949	$14,673,554

Stockholders’ Equity
Accumulated Deficit	$(40,508,231)	$(3,788)	$(40,512,019)
Total Stockholders’ Equity	10,621,547	(3,788)	10,617,764
Total Liabilities and Stockholders’ Equity	$25,005,152	286,163	25,291,315

	For the year ended December 31, 2019
	As Previously Reported	Adjustments	As Revised
Statement of Operations
Interest expense	$(691,138)	$(3,788)	$(694,926)
Total other income (expenses)	1,109,576	(3,788)	1,105,788
Loss before income taxes	(5,215,318)	(3,788)	(5,219,106)
Net loss	(5,603,975)	(3,788)	(5,607,763)
Net loss attributable to common stockholders	(6,029,978)	(3,788)	(6,033,766)
Total comprehensive loss	(6,056,963)	(3,788)	(6,060,751)
Comprehensive loss attributable to Company	$(6,056,963)	$(3,788)	$(6,060,751)
Basic and diluted loss per share	$(2.83)	$-	$(2.83)

Statements of Cash Flows
Net loss	$(6,029,978)	$(3,788)	$(6,033,766)
Amortization of right of use asset	-	3,788	3,788
Net Cash Used in Operating Activities	$(2,453,123)	$-	$(2,453,123)

	For the year ended December 31, 2019
	As Previously Reported	Adjustments	As Revised
Statement of Stockholders’ Deficit
Net loss	$(6,029,978)	$(3,788)	$(6,033,766)
Accumulated deficit ending balance	$(40,508,231)	$(3,788)	$(40,512,019)
Total stockholders’ equity ending balance	$10,621,547	$(3,788)	$10,617,764

The following tables summarize the effects of the revisions on the specific items presented in the Company’s historical unaudited condensed consolidated balance sheets previously included in the Company’s Quarterly Reports on Form 10-Q for the periods ended June 30, 2019 and September 30, 2019:

	September 30, 2019
	As Previously Reported	Adjustment	As Revised
Balance Sheet
Other Assets
Operating lease right of use asset, net	$-	$315,187	$315,187
Total Other Assets	18,511,902	315,187	18,827,089
Total Assets	$29,477,833	$315,187	$29,793,020

Current Liabilities
Current portion – operating lease liability	$-	$116,665	$116,665
Total Current Liabilities	14,365,829	116,665	14,482,494
Long-term Liabilities
Operating lease liability, net	-	198,522	198,522
Total Long-term Liabilities	4,251,103	198,522	4,449,625
Total Liabilities	$18,616,932	$315,187	$18,932,119

Stockholders’ Equity
Accumulated Deficit	$(37,806,731)	$-	$(37,806,731)
Total Stockholders’ Equity	10,860,901	-	10,860,901
Total Liabilities and Stockholders’ Equity	$29,477,833	$315,187	$29,793,020

	June 30, 2019
	As Previously Reported	Adjustment	As Revised
Balance Sheet
Other Assets
Operating lease right of use asset, net	$-	$343,715	$343,715
Total Other Assets	17,967,963	343,715	18,311,678
Total Assets	$26,656,309	$343,715	$27,000,024

Current Liabilities
Current portion – operating lease liability	$-	$113,338	$113,338
Total Current Liabilities	13,408,946	113,338	13,522,284
Long-term Liabilities
Operating lease liability, net	-	230,377	230,377
Total Long-term Liabilities	-	230,377	230,377
Total Liabilities	$13,408,946	$343,715	$13,752,661

Stockholders’ Equity
Accumulated Deficit	$(37,872,197)	$-	$(37,872,197)
Total Stockholders’ Equity	13,247,363	-	13,247,363
Total Liabilities and Stockholders’ Equity	$26,656,309	$343,715	$27,000,024